Other non-current financial assets (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Reconciliation of Other Non-Current Financial Assets

(EUR thousand)	As of March 31
Other non-current financial assets	2022	2021	2020
Opening balance as of April 1	12,516	15,170	12,703
Additions	3,759	265	4,106
Repayments	(688)	(2,169)	(2,867)
Share of joint venture losses on loan receivable	(562)	(907)	(1,390)
Impairment charge of the year	(2,390)	—	—
Increase in loans to joint venture	—	—	2,850
Other	—	(121)	121
Exchange differences	71	278	(353)
Closing balance as of March 31	12,706	12,516	15,170